                             WELLS FARGO FUNDS TRUST

         Wells Fargo Montgomery Short Duration Government Bond Fund/SM/
                Wells Fargo Montgomery Total Return Bond Fund/SM/
                          Class A, Class B and Class C

                         Supplement dated June 19, 2003,
        to the Prospectus dated October 1, 2002, as amended June 9, 2003

This supplement contains important information for shareholders of the Wells Fargo Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund ("the Funds"). Under the "Performance History" section of the Prospectus for the Funds, replace pages 15 and 16 with the following information.

Performance History

Montgomery Short Duration Government Bond Fund Class A
Calendar Year Returns*/2/

[GRAPH]

'93     7.82%
'94     0.88%
'95    11.23%
'96     4.97%
'97     6.18%
'98     7.48%
'99     2.31%
'00     7.83%
'01     7.55%
'02     5.99%

Best Qtr.: Q3 `01 . 3.34%        Worst Qtr.: Q1 `94 .  (0.29)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2003 was 0.87%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns/1/

for the period ended 12/31/02                                        1 year   5 years   10 years
Class A Returns Before Taxes (Incept. 3/11/96)/2/                     2.81%    5.57%      5.86%

Class A Returns After Taxes on Distributions                          0.95%    3.30%      3.47%

Class A Returns After Taxes on Distributions
   and Sale of Fund Shares                                            1.70%    3.31%      3.47%

Class B Returns Before Taxes (Incept. 5/31/02)/3/                     2.12%    5.96%      6.11%

Class C Returns Before Taxes (Incept. 5/31/02)/3/                     4.15%    5.97%      6.11%

LB Gov't Bond 1-3 Year Index/4/                                       6.01%    6.51%      6.08%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares reflects the performance of the predecessor fund's Class A shares adjusted for applicable sales charges. Performance shown for periods prior to the inception of the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted for applicable fees and expenses. The predecessor fund incepted on December 18, 1992.
/3/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor fund's Class R shares adjusted to reflect this Class's fees and expenses. See Note 2 above for additional information about Class A share performance.
/4/  Lehman Brothers Government Bond 1-3 Year Index.

Montgomery Total Return Bond Fund Class A Calendar Year Returns*/2/

[GRAPH]

'98     8.51%
'99    (0.78)%
'00    11.85%
'01     9.37%
'02     9.80%

Best Qtr.: Q3 `01 . 4.81%        Worst Qtr.: Q2 `99 .  (0.90)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2003, was 1.43%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns/1/
                                                                                       Life
for the period ended 12/31/02                                       1 year   5 years  of Fund
Class A Returns Before Taxes (Incept. 10/31/01)/2/                  4.86%    6.67%     7.19%

Class A Returns After Taxes on Distributions                        2.69%    3.82%     4.32%

Class A Returns After Taxes on Distributions
   and Sale of Fund Shares                                          2.97%    3.90%     4.31%

Class B Returns Before Taxes (Incept. 10/31/01)/2/                  3.29%    7.21%     7.84%

Class C Returns Before Taxes (Incept. 10/31/01)/2/                  6.39%    7.13%     7.61%

LB Aggregate Bond Index/3/                                         10.25%    7.55%     8.15%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for the Fund's Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares of the predecessor fund adjusted for applicable sales charges. Performance shown for periods prior to inception of each class reflects the performance of the predecessor fund's Class R shares, adjusted to reflect the applicable fees and expenses of the respective class. The predecessor fund incepted on June 30, 1997.
/3/  Lehman Brothers Aggregate Bond Index.

                             WELLS FARGO FUNDS TRUST

         Wells Fargo Montgomery Short Duration Government Bond Fund/SM/
                Wells Fargo Montgomery Total Return Bond Fund/SM/
                               Institutional Class

                         Supplement dated June 19, 2003,
        to the Prospectus dated October 1, 2002, as amended June 9, 2003

This supplement contains important information for shareholders of the Wells Fargo Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund ("the Funds"). Under the "Performance History" section of the Prospectus for the Funds, replace pages 15 and 16 with the following information.

Performance History

Montgomery Short Duration Government Bond Fund
Institutional Class Calendar Year Returns*/1/

[GRAPH]

'93    8.09%
'94    1.13%
'95   11.51%
'96    5.14%
'97    6.97%
'98    7.38%
'99    2.56%
'00    8.11%
'01    7.81%
'02    6.28%

Best Qtr.: Q3 `01 . 3.50%    Worst Qtr.: Q1 `94 . (0.23)%

* The Fund's year-to-date performance through March 31, 2003 was 0.98%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns

for the period ended 12/31/02                              1 year   5 years   10 years
Institutional Class Returns Before Taxes
   (Incept. 12/18/92)/1/                                     6.28%    6.41%     6.46%

Institutional Class Returns After Taxes
   on Distributions                                          4.25%    4.02%     3.99%

Institutional Class Returns After Taxes
   on Distributions and Sale of Fund Shares                  3.83%    3.94%     3.93%

LB Gov't. Bond 1-3 Year Index/2/                             6.01%    6.51%     6.08%

/1/ Performance shown for the Institutional Class shares reflects the performance of the predecessor fund's Class R shares.
/2/  Lehman Brothers Government Bond 1-3 Year Index.

Montgomery Total Return Bond Fund
Institutional Class Calendar Year Returns*/1/

[GRAPH]

'98    8.72%
'99   (0.59)%
'00   12.06%
'01    8.70%
'02   10.20%

Best Qtr.: Q3 `01 . 4.86%    Worst Qtr.: Q2 `99 . (0.86)%

* The Fund's year-to-date performance through March 31, 2003 was 1.42%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns

for the period ended 12/31/02                              1 year   5 years  Life of Fund
Institutional Class Returns Before Taxes
   (Incept. 6/30/97)/1/                                     10.20%    7.73%     8.17%

Institutional Class Returns After Taxes
   on Distributions                                          7.73%    4.75%     5.18%

Institutional Class Returns After Taxes
   on Distributions and Sale of Fund Shares                  6.23%    4.70%     5.07%

LB Aggregate Bond Index/2/                                  10.25%    7.55%     8.15%

/1/ Performance shown for the Institutional Class shares reflects the performance of the predecessor fund's Class R shares.
/2/  Lehman Brothers Aggregate Bond Index.

                            WELLS FARGO FUNDS TRUST

                Wells Fargo Montgomery Total Return Bond Fund/SM/
                                  Select Class

                         Supplement dated June 19, 2003,
                      to the Prospectus dated June 9, 2003

This supplement contains important information for shareholders of the Wells Fargo Montgomery Total Return Bond Fund. The "Performance History" section, located on pages 8 and 9 of the Prospectus for the Fund, is replaced with the following information:

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     The Wells Fargo Montgomery Total Return Bond Fund was organized as the successor fund to the Montgomery Total Return Bond Fund, which was reorganized into the Wells Fargo Fund effective at the close of business on June 6, 2003. The historical information shown below and throughout this Prospectus for the Wells Fargo Montgomery Total Return Bond Fund reflects the historical information for the predecessor fund.

     Montgomery Total Return Bond Fund Select Class Calendar Year Returns/*1/

     [GRAPH]

     '98    8.72%
     '99   (0.59)%
     '00   12.06%
     '01    8.86%
     '02   10.46%

     Best Qtr.: Q3 '01 . 4.86%     Worst Qtr.: Q2 '99 . (0.86)%

     * The Fund's year-to-date performance through March 31, 2003, was 1.41%.

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Fund's Select Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns

                                                                           Life
     for the period ended 12/31/02             1 year       5 years       of Fund
     Select Class Returns Before Taxes
       (Incept. 10/31/01)/1/                   10.46%        7.81%         8.25%

     Select Class Returns After Taxes
       on Distributions                         7.88%        4.80%         5.22%

     Select Class Returns After Taxes on
       Distributions and Sale of Fund Shares    6.39%        4.75%         5.11%

     LB Aggregate Bond Index/2/                10.25%        7.55%         8.15%

     /1/ Performance shown for the Select Class shares reflects the performance of the predecessor fund's I-Class shares. Performance shown for periods prior to the inception of the predecessor fund's I-Class shares reflects the performance of the predecessor fund's R shares, and includes expenses that are not applicable to the Select Class shares. The predecessor fund incepted on June 30, 1997.
     /2/  Lehman Brothers Aggregate Bond Index.